PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC. FUND SUMMARY IMPORTANT NOTE: The Fund is generally closed to new investors. Please see “How the Fund Invests” in the Prospectus for details.
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 22 of the Fund's Prospectus and in Rights of Accumulation on page 42 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC. (USD $)	Class A	Class B	Class C	Class Q	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none	none	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none	none
Redemption fee	none	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none	none
Maximum account fee (accounts under $10,000)	15	15	15	none	none	15	none

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.	Class A	Class B	Class C	Class Q	Class R	Class X	Class Z
Management fees	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	none	0.75%	1.00%	none
+ Other expenses	0.21%	0.20%	0.20%	0.03%	0.20%	0.18%	0.21%
= Total annual Fund operating expenses	1.07%	1.76%	1.76%	0.59%	1.51%	1.74%	0.77%
– Fee waiver or expense reimbursement	none	none	none	none	(0.25%)	none	none
= Net annual Fund operating expenses	1.07%	1.76%	1.76%	0.59%	1.26%	1.74%	0.77%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	653	872	1,108	1,784
Class B	679	854	1,054	1,806
Class C	279	554	954	2,073
Class Q	60	189	329	738
Class R	128	453	800	1,780
Class X	777	948	1,244	2,052
Class Z	79	246	428	954

If Shares Are Not Redeemed
Expense Example, No Redemption PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	653	872	1,108	1,784
Class B	179	554	954	1,806
Class C	179	554	954	2,073
Class Q	60	189	329	738
Class R	128	453	800	1,780
Class X	177	548	944	2,052
Class Z	79	246	428	954

° The distributor of the Fund has contractually agreed until December 31, 2014 to reduce its distribution and service (12b-1) fees applicable to Class R shares to .50% of the average daily net assets of Class R shares. This waiver may not be terminated by the distributor prior to December 31, 2014, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
We normally invest at least 80% of the Fund's investable assets in equity and equity-related securities of medium-sized companies with the potential for above-average growth. In deciding which equities to buy, we use what is known as a growth investment style. This means we invest in companies that we believe could experience superior sales or earnings growth. “Investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name.

While we make every effort to achieve our objective, we can't guarantee success.
Principal Risks of Investing in the Fund.
All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity Securities Risk. The price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk. The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large capitalization companies.

For more information on the risks of investing in this Fund, including risks of investing in foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund's Past Performance.
The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver of 0.05%, the annual returns would have been lower, too. Effective March 1, 2008 this waiver was terminated. The total return for Class A shares from January 1, 2013 to September 30, 2013 was 19.88%.

Best Quarter:		Worst Quarter:
25.30%	2 nd Quarter 2003	-23.04%	4 th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-12)
Average Annual Total Returns PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B shares	10.07%	4.05%	11.65%
Class C shares	14.07%	4.23%	11.66%
Class Q shares	16.42%			8.35%	Jan. 18, 2011
Class R shares	15.69%	4.75%		8.65%	Jun. 03, 2005
Class X shares	9.07%	3.77%		6.56%	Jun. 12, 2006
Class Z shares	16.24%	5.27%	12.77%
Class A Shares	9.51%	3.78%	11.84%
Class A Shares Return After Taxes on Distributions	9.01%	3.66%	11.78%
Class A Shares Return After Taxes on Distribution and Sale of Fund Shares	6.83%	3.24%	10.65%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	10.32%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	17.28%	3.57%	10.65%
Lipper Mid-Cap Growth Funds Average (reflects no deduction for sales charges or taxes)	13.56%	1.67%	8.83%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.